Related Parties, Inventory Purchases/Concentration Risk (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Purchases/Concentration Risk [Abstract]
Purchase of inventories		$ 924,000	$ 731,000	$ 574,000
Accounts payable	[1]	106,495	92,908
Related Party [Member]
Inventory Purchases/Concentration Risk [Abstract]
Accounts payable		$ 102,113	$ 88,799
Related Party [Member] | Cost of Revenue [Member] | Product Concentration Risk [Member]
Inventory Purchases/Concentration Risk [Abstract]
Concentration risk percentage		88.00%	83.00%	88.00%
Related Party [Member] | Accounts Payable [Member] | Product Concentration Risk [Member]
Inventory Purchases/Concentration Risk [Abstract]
Concentration risk percentage		96.00%	96.00%

[1]	Includes amounts due to related party of $102,113 and $88,799 at December 31, 2022 and 2021, respectively